PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Gains on pension plan amendments	€ (32)	€ (2)	€ 1
Weighted-average maturity of defined benefit obligations	14 years 2 months 12 days	14 years 2 months 12 days
Other Benefits
Disclosure of defined benefit plans [line items]
Gains on pension plan amendments				€ 36
Expected contributions to pension and other benefits for next year	€ 18
OPEB
Disclosure of defined benefit plans [line items]
Loss recognized on disputes about plan changes	31
Pension Benefits
Disclosure of defined benefit plans [line items]
Expected contributions to pension and other benefits for next year	€ 22
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Increase in actuarial assumption	0.50%